Debt Obligations Debt Obligations (Covenants Related To Credit Agrrements) (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Debt Instrument [Line Items]
Leverage Ratio Maximum		6.0
Maximum Leverage Ratio Permitted		7
Debt instrument covenant minimum fixed charge coverage ratio		1.5
Debt Instrument, Covenant Description		0.66
West Texas Gulf [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio		1.67
Leverage Ratio Maximum		2.00
Debt instrument covenant minimum fixed charge coverage ratio	1.00
Leverage Ratio		0.85
ETP [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum		5
Maximum Leverage Ratio Permitted		5.5
Regency [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.00
Maximum consolidated EBITA to consolidated interest expense		2.50
Maximum consolidated senior secured leverage ratio		3.25
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.0
Adjusted EBITDA Ratio		3.7
Sunoco LP [Member]
Debt Instrument [Line Items]
Leverage Ratio Maximum		5.50
Maximum Leverage Ratio Permitted		6.00
Debt Instrument, Covenant Description		50
Acquisition Period [Member] | Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.5